Leases - Schedule of Rent Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Rent Expense [Abstract]
Minimum rentals	$ 224	$ 244	$ 247
Contingent rentals	98	104	127
Rent expense	$ 322	$ 348	$ 374